Financial Risks Management (Tables)	12 Months Ended
Dec. 31, 2020
Foreign Exchange Rates [Abstract]
Summary of Sensitivity of Cash and Cash Equivalents and Expenses to Variation of Ten Percent of the US Dollars Against the Euro

The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in U.S. dollars to a variation of 10% of the U.S. dollar against the euro in 2018, 2019 and 2020:

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10% of the US dollar against the euro	As of
(in € thousands or in US dollar thousands, as applicable)	2018/12/31	2019/12/31	2020/12/31
Cash and cash equivalents denominated in US dollars	1,188	153,438	111,221
Equivalent in euros, on the basis of the exchange rate described below	1,038	136,582	90,637
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	1,153	151,758	100,708
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	944	124,166	82,398

Sensitivity of the Group's expenses to a variation of +/- 10% of the US dollar against the euro	Year ended
(in € thousands or in US dollar thousands, as applicable)	2018/12/31	2019/12/31	2020/12/31
Expenses denominated in US dollars	9,613	40,355	47,277
Equivalent in euros, on the basis of the exchange rate described below	8,396	35,922	38,528
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	9,328	39,914	42,808
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	7,632	32,657	35,025

2020/12/31 : Equivalent in euros, on the basis of a 1 euro = 1,2271 US dollar ratio
2019/12/31 : Equivalent in euros, on the basis of a 1 euro = 1,12341 US dollar ratio
2018/12/31 : Equivalent in euros, on the basis of a 1 euro = 1,145 US dollar ratio

Summary of Cash, Cash Equivalents and Financial Assets
Cash, cash equivalents and financial assets	As of
(in € thousands or in US dollar thousands, as applicable)	2018/12/31	2019/12/31	2020/12/31
At origin, denominated in EUR
Cash and cash equivalents	206,199	139,863	80,391
Current and non current financial assets	1,303	1,614	1,391
Total	207,502	141,477	81,782
At origin, denominated in USD
Cash and cash equivalents	1,041	136,884	90,637
Current and non current financial assets	10	113	67
Total	1,051	136,997	90,704
Total, in EUR
Cash and cash equivalents	207,240	276,748	171,029
Current and non current financial assets	1,313	1,727	1,458
Total	208,553	278,474	172,486